Other Financial Assets and Financial Liabilities - Description of Significant Unobservable Inputs to Valuation (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Liquidity discount	30.00%	30.00%
Available-for-sale financial assets [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Valuation technique	Market Approach Method
Significant unobservable inputs	Liquidity Discount
Liquidity discount	30.00%	30.00%
Sensitivity of the input to fair value	5% decrease in the discount would increasein fair value by $203	5% decrease in the discount would increase in fair value by $204